D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions
Provisions
	Restructuring	Customer related	Suppliers related	Warranty	Other	Total
2018
Opening balance	4,043	2,642	1,613	158	1,423	9,879
Additions	3,539	8,532	214	401	1,024	13,710
Reversal of excess amounts	–408	–236	–15	–20	–46	–725
Negative effect on Income statement						12,985
Utilization/Cash out	–4.148	–1,979	–264	–257	–287	–6,935
Reclassifications	120	—	10	72	–112	90
Translation difference	163	–43	1	9	–141	–11

Closing balance	3,309	8,916	1,559	363	1,861	16,008

2017 1)
Opening balance	4,163	74	134	211	1,738	6,320
Additions	5,448	4,105	1,885	242	799	12,479
Reversal of excess amounts	–207	—	–90	–2	–63	–362
Negative effect on Income statement						12,117
Utilization/Cash out	–5,327	–1,532	–262	–267	–833	–8,221
Reclassifications	1	–10	–50	–25	–59	–143
Translation difference	–35	5	–4	–1	–159	–194

Closing balance	4,043	2,642	1,613	158	1,423	9,879

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”